Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - 6K - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	$ 0	$ 294,520	$ (396,138)	$ (101,618)
Balance (in shares) at Dec. 31, 2012	2,391,856
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation (Note 14)	$ 0	(15)	0	(15)
Net loss for the six months ended	0	0	10,907	10,907
Balance at Dec. 31, 2013	$ 0	294,535	(385,231)	(90,696)
Balance (in shares) at Dec. 31, 2013	2,391,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	3,205	0	3,205
Issuance of common stock (Note 11) (in shares)	1,586,000
Net loss for the six months ended	$ 0	0	80,348	80,348
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	4,800	0	4,800
Issuance of common stock (Note 11) (in shares)	5,333,500
Issuance of convertible promissory notes	$ 0	4,000	0	4,000
Net loss for the six months ended	0	0	(2,056)	(2,056)
Balance at Jun. 30, 2015	$ 0	316,359	(306,939)	9,420
Balance (in shares) at Jun. 30, 2015	9,311,354
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2	13,819	0	13,821
Issuance of common stock (Note 11) (in shares)	15,355,559
Issuance of convertible promissory notes	$ 0	15,765	0	15,765
Stock based compensation (Note 14)	$ 0	(178)	0	(178)
Stock based compensation (Note 14) (in shares)	(189,000)
Net loss for the six months ended	$ 0	0	(8,956)	(8,956)
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible promissory notes (Note 3)	$ 0	9,400	0	9,400
Stock based compensation (Note 14)	$ 0	79	0	79
Stock based compensation (Note 14) (in shares)	(8,003)
Net loss for the six months ended	$ 0	0	(11,859)	(11,859)
Balance at Jun. 30, 2016	$ 2	$ 346,600	$ (325,698)	$ 20,904
Balance (in shares) at Jun. 30, 2016	19,514,410